ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	¥ 17,748	¥ 24,858	¥ 32,782
Provided during the year	25,582	27,146	63,540
Utilized during the year	(31,135)	(34,256)	(71,464)
Ending balance	¥ 12,195	¥ 17,748	¥ 24,858